Principal transactions and balances - Assets And Liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Parent [member]
IfrsStatementLineItems [Line Items]
Assets	R$ 895,492	R$ 2,966,012	R$ 5,294,152
Financial assets for trading	(3,043,904)	(1,326,965)	(763,547)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	3,930,078	4,240,680	5,896,120
Loans and advances to customers		109	912
Other Assets	9,209	52,297	74,029
Guarantees and Limits
Liabilities	(25,832,894)	(24,084,795)	(17,105,753)
Deposits of Brazil Central Bank and deposits of credit institutions	(11,178,490)	(10,456,623)	(42,060)
Securities
Customer deposits
Other financial liabilities - Dividends and interest on capital Payable	(564,786)	(508,491)	(6,874,602)
Other Payables	(1,011)	(21)	(13,130)
Debt Instruments Eligible to Compose Capital	(14,088,607)	(13,119,660)	(10,175,961)
Loans and other values with credit institutions			86,638
Parent [member] | Subsidiaries Banco Santander SA Spain [Member]
IfrsStatementLineItems [Line Items]
Financial assets for trading	(3,043,904)	(1,326,965)	(763,547)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	3,930,078	4,240,680	5,896,120
Other Assets	9,209	52,297	74,029
Deposits of Brazil Central Bank and deposits of credit institutions	(11,178,490)	(10,456,623)	(42,060)
Other financial liabilities - Dividends and interest on capital Payable	(73)	(195)	(1,067,623)
Other Payables	(1,011)	(21)	(13,130)
Debt Instruments Eligible to Compose Capital	(14,088,607)	(13,119,660)	(10,175,961)
Loans and other values with credit institutions			86,638
Parent [member] | Super Pagamentos e Administracao de Meios Eletronicos S.A. [Member]
IfrsStatementLineItems [Line Items]
Financial assets for trading
Parent [member] | Subsidiaries Santander F I Santillana Multimercado Credito Privado [Member]
IfrsStatementLineItems [Line Items]
Financial assets for trading
Parent [member] | PSA Corretora de Seguros e Servicos Ltda [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Parent [member] | Santander Bank, National Association [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Parent [member] | Subsidiaries Banco Santander Totta Sa [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Parent [member] | Subsidiaries Santander UKPLC [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Parent [member] | Subsidiaries Banco Rci Brasil Sa [Member]
IfrsStatementLineItems [Line Items]
Other Assets
Parent [member] | Subsidiaries Santander Global Technology SLSOCI [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	192	192
Parent [member] | Subsidiaries Webmotors SA [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers
Parent [member] | Subsidiaries Banco Santander Espanha [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers	109		912
Parent [member] | Subsidiaries Santander Tecnologia Mexico S Ade C V [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers
Parent [member] | Subsidiaries Gesban Servicios Administrativos Globales SL [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers
Parent [member] | Subsidiaries Gestora De Inteligencia De Credito [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers
Customer deposits
Parent [member] | Subsidiaries Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Other Payables
Parent [member] | Subsidiaries Santander Brasil Gesto De Recursos Ltda [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers
Parent [member] | Subsidiaries Others [Member]
IfrsStatementLineItems [Line Items]
Customer deposits
Other Payables
Parent [member] | Subsidiaries Grupo Empresarial Santander Sl [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities - Dividends and interest on capital Payable	(464,295)	(239,890)	(2,177,207)
Parent [member] | Subsidiaries Sterrebeeck Bv [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities - Dividends and interest on capital Payable	(100,418)	(268,406)	(3,629,772)
Parent [member] | Subsidiaries Santander Securities Services Brasil Dtvm Sa [Member]
IfrsStatementLineItems [Line Items]
Other Payables
Parent [member] | Subsidiaries Zurich Santander Brasil Seguros E Previdencia S A [Member]
IfrsStatementLineItems [Line Items]
Other Payables
Parent [member] | Subsidiaries Real Fundo De Investimento Multimercado Santillana Credito Privado [Member]
IfrsStatementLineItems [Line Items]
Financial assets for trading
Deposits of Brazil Central Bank and deposits of credit institutions
Parent [member] | Santander Digital Assets, SL [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Parent [member] | Subsidiaries Bank Zachodni [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Parent [member] | Loop Gestao de Patios S.A. [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers
Parent [member] | Subsidiaries Banco Madesant Sociedade Unipessoal SA [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities - Dividends and interest on capital Payable
Entities with joint control or significant influence over entity [member]
IfrsStatementLineItems [Line Items]
Assets	3,347	3,589,575	4,387,013
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	850	3,587,028
Loans and advances to customers			20,367
Other Assets	2,497	2,547	1,128
Guarantees and Limits
Liabilities	(63,599)	(226,046)	(169,103)
Deposits of Brazil Central Bank and deposits of credit institutions	(63,599)	(226,046)	(167,017)
Securities		(0)
Customer deposits		(0)	(2,086)
Other financial liabilities - Dividends and interest on capital Payable
Other Payables
Debt Instruments Eligible to Compose Capital
Loans and other values with credit institutions			4,365,518
Entities with joint control or significant influence over entity [member] | Subsidiaries Banco Santander SA Spain [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Deposits of Brazil Central Bank and deposits of credit institutions
Debt Instruments Eligible to Compose Capital
Entities with joint control or significant influence over entity [member] | PSA Corretora de Seguros e Servicos Ltda [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Entities with joint control or significant influence over entity [member] | Santander Bank, National Association [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Entities with joint control or significant influence over entity [member] | Subsidiaries Banco Santander Totta Sa [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Entities with joint control or significant influence over entity [member] | Subsidiaries Santander UKPLC [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Entities with joint control or significant influence over entity [member] | Subsidiaries Banco Rci Brasil Sa [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	850	3,587,028
Other Assets	2,497	2,547	1,128
Deposits of Brazil Central Bank and deposits of credit institutions		(226,046)	(167,017)
Deposits of brazil central bank and deposits of credit institutions	(63,599)
Loans and other values with credit institutions			4,365,518
Entities with joint control or significant influence over entity [member] | Subsidiaries Webmotors SA [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers			20,367
Customer deposits			(2,082)
Entities with joint control or significant influence over entity [member] | Subsidiaries Banco Santander Espanha [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers
Entities with joint control or significant influence over entity [member] | Subsidiaries Gestora De Inteligencia De Credito [Member]
IfrsStatementLineItems [Line Items]
Customer deposits
Entities with joint control or significant influence over entity [member] | Subsidiaries Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Other Payables
Entities with joint control or significant influence over entity [member] | Subsidiaries Santander Brasil Gesto De Recursos Ltda [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers
Entities with joint control or significant influence over entity [member] | Subsidiaries Others [Member]
IfrsStatementLineItems [Line Items]
Customer deposits			(4)
Other Payables
Entities with joint control or significant influence over entity [member] | Subsidiaries Santander Securities Services Brasil Dtvm Sa [Member]
IfrsStatementLineItems [Line Items]
Other Payables
Entities with joint control or significant influence over entity [member] | Subsidiaries Zurich Santander Brasil Seguros E Previdencia S A [Member]
IfrsStatementLineItems [Line Items]
Other Payables
Entities with joint control or significant influence over entity [member] | Subsidiaries Real Fundo De Investimento Multimercado Santillana Credito Privado [Member]
IfrsStatementLineItems [Line Items]
Deposits of Brazil Central Bank and deposits of credit institutions
Entities with joint control or significant influence over entity [member] | Subsidiaries Bank Zachodni [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Entities with joint control or significant influence over entity [member] | Subsidiaries Banco Madesant Sociedade Unipessoal SA [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities - Dividends and interest on capital Payable
Other related parties [member]
IfrsStatementLineItems [Line Items]
Assets	32,135,748	8,962,950	874,668
Financial assets for trading	(73,209)	(2,527,296)	(113,931)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	27,590,541	10,446,557	70,261
Loans and advances to customers		3,570,635	884,696
Other Assets		34,589	28,476
Other Assets	1,048,039
Guarantees and Limits	(258)	11,038	4,974
Liabilities	(9,602,791)	(1,779,587)	(1,529,828)
Deposits of Brazil Central Bank and deposits of credit institutions	(7,802,709)	(37,214)	(20,571)
Securities	(128,593)	(117,368)	(89,074)
Customer deposits	(828,107)	(869,888)	(1,008,416)
Other financial liabilities - Dividends and interest on capital Payable			(12,226)
Other Payables	(843,382)	(755,117)	(399,541)
Debt Instruments Eligible to Compose Capital
Loans and other values with credit institutions		998,063	192
Other related parties [member] | Subsidiaries Banco Santander SA Spain [Member]
IfrsStatementLineItems [Line Items]
Financial assets for trading
Loans and other values with credit institutions - Cash and overnight operations in foreign currency
Deposits of Brazil Central Bank and deposits of credit institutions
Debt Instruments Eligible to Compose Capital
Other related parties [member] | Super Pagamentos e Administracao de Meios Eletronicos S.A. [Member]
IfrsStatementLineItems [Line Items]
Financial assets for trading	241,716	(211,154)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		532
Loans and advances to customers	191
Deposits of Brazil Central Bank and deposits of credit institutions		(36,390)
Other related parties [member] | Subsidiaries Santander F I Santillana Multimercado Credito Privado [Member]
IfrsStatementLineItems [Line Items]
Financial assets for trading	(1,241,109)
Other related parties [member] | PSA Corretora de Seguros e Servicos Ltda [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	48	113
Other related parties [member] | Santander Bank, National Association [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	8,538,165	10,315,450
Other related parties [member] | Subsidiaries Banco Santander Totta Sa [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	950	1,250	7,921
Other related parties [member] | Subsidiaries Santander Bank Polska S A [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	99
Other related parties [member] | Subsidiaries Santander UKPLC [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	171,920	92,703	16,701
Other related parties [member] | Subsidiaries Banco Santander Sa Mexico [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	21,123	27,993	45,545
Other related parties [member] | Subsidiaries Banco Rci Brasil Sa [Member]
IfrsStatementLineItems [Line Items]
Other Assets
Other related parties [member] | Hyundai Corretora de Seguros Ltda [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	3	3
Other related parties [member] | Subsidiaries Santander Global Technology SLSOCI [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions			192
Other related parties [member] | Subsidiaries Getnet S A [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	18,858,041
Loans and advances to customers	3,450,923
Deposits of brazil central bank and deposits of credit institutions	(7,079,955)
Other related parties [member] | Subsidiaries Webmotors SA [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers	21,763	18,455
Customer deposits	(3,744)	(1,411)
Other related parties [member] | Subsidiaries Banco Santander Espanha [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers
Other related parties [member] | Subsidiaries Santander Tecnologia Mexico S Ade C V [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers	122
Other related parties [member] | Subsidiaries Gesban Servicios Administrativos Globales SL [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers	23	23	23
Other related parties [member] | Subsidiaries Santander Brasil Gestao De Recursos Ltda [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers	169
Other related parties [member] | Subsidiaries Gestora De Inteligencia De Credito [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers	67,511	66,667
Customer deposits	(36,097)	(149,257)
Other related parties [member] | Subsidiaries Loop Gestao De Patios S A [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers	9,861
Other related parties [member] | Subsidiaries C A R 10 T E C N O L O G I A E I N F S A [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers	38
Other related parties [member] | Subsidiaries Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers	20,034	19,889	11,284
Guarantees and Limits	(258)	11,038	4,974
Securities	(128,593)	(117,368)	(89,074)
Customer deposits	(28,672)	(36,762)	(36,104)
Other financial liabilities - Dividends and interest on capital Payable			(10,278)
Other Payables	(664,264)	(633,276)	(357,249)
Other related parties [member] | Subsidiaries Zurich Santander Brasil Seguros Previdncia SA [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers		823,467	814,320
Other Assets	15	34,589	28,476
Other Assets	965,926
Outros	82,098
Customer deposits	(63,864)	(64,836)	(199,934)
Other Payables			(21,219)
Other related parties [member] | Subsidiaries Santander Caceis Brasil D T V M S A [Member]
IfrsStatementLineItems [Line Items]
Deposits of brazil central bank and deposits of credit institutions	(722,222)
Other related parties [member] | Subsidiaries Outros [Member]
IfrsStatementLineItems [Line Items]
Deposits of brazil central bank and deposits of credit institutions	(532)
Other related parties [member] | Subsidiaries Santander Brasil Gesto De Recursos Ltda [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers		169	169
Customer deposits	(44,141)	(335)	(332,916)
Other related parties [member] | Subsidiaries Santande Caceis Brasil D T V M S A [Member]
IfrsStatementLineItems [Line Items]
Customer deposits	(562)
Other related parties [member] | Subsidiaries Others [Member]
IfrsStatementLineItems [Line Items]
Customer deposits	(257,151)	(35,644)	(18,273)
Other Payables	(14,168)	(33,687)	(8,804)
Other related parties [member] | Subsidiaries Santander Securities Services Brasil Dtvm Sa [Member]
IfrsStatementLineItems [Line Items]
Customer deposits		(581,543)	(404,427)
Other Payables	(12,286)	(9,373)	(5,066)
Other related parties [member] | Subsidiaries Zurich Santander Brasil Seguros E Previdencia S A [Member]
IfrsStatementLineItems [Line Items]
Other Payables	R$ (28,801)
Other related parties [member] | Subsidiaries Real Fundo De Investimento Multimercado Santillana Credito Privado [Member]
IfrsStatementLineItems [Line Items]
Financial assets for trading		(2,316,142)	(113,931)
Deposits of Brazil Central Bank and deposits of credit institutions			(20,571)
Other related parties [member] | Santander Digital Assets, SL [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		8,105
Other related parties [member] | Subsidiaries Bank Zachodni [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		171	94
Other related parties [member] | Integry Tecnologia e Servicos A.H.U Ltda [Member]
IfrsStatementLineItems [Line Items]
Loans and other values with credit institutions - Cash and overnight operations in foreign currency		45
Other related parties [member] | Subsidiaries Zurich Santander Brasil Seguros SA [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers		57,081	58,778
Other related parties [member] | Banco Santander Espanha [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers		224
Other related parties [member] | Subsidiaries Isban Mexico SA De CV [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers		122	122
Other related parties [member] | Loop Gestao de Patios S.A. [Member]
IfrsStatementLineItems [Line Items]
Loans and advances to customers		11,966
Deposits of Brazil Central Bank and deposits of credit institutions		(824)
Other related parties [member] | Subsidiaries Santander Brasil Asset [Member]
IfrsStatementLineItems [Line Items]
Customer deposits		(100)	(16,762)
Other Payables		R$ (95)	(7,203)
Other related parties [member] | Subsidiaries Banco Madesant Sociedade Unipessoal SA [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities - Dividends and interest on capital Payable			R$ (1,948)